Discontinued Operations Results of Operations (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
	Nov. 01, 2017	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Discontinued operations of FMC Lithium, net of income taxes		$ (122.1)	$ 23.9	$ 32.7	$ 39.4	$ 770.5	$ 13.6	$ 38.8	$ (151.4)	$ (26.1)	$ 671.5	$ 138.3
Discontinued operations, net of income taxes, attributable to FMC Stockholders		$ (125.3)	$ 23.9	$ 32.7	$ 39.4	$ 770.6	13.5	$ 38.7	$ (151.3)	(29.3)	671.5	138.0
Restructuring and other charges (income)										61.2	73.2	94.2
FMC Lithium
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Discontinued operations of FMC Lithium, net of income taxes										117.3	49.8	57.3
Discontinued operations of FMC Health and Nutrition, net of income tax benefit (expense) of ($7.1), ($180.1) and ($43.8), respectively
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Discontinued operations of FMC Lithium, net of income taxes										6.0	683.3	114.7
Discontinued Operations, Disposed of by Sale | FMC Lithium
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenue										442.5	347.4	264.1
Costs of sales and services										235.4	197.9	175.7
Income (loss) from discontinued operations before income taxes										170.9	85.0	69.2
Provision for income taxes										25.5	35.2	11.9
Total discontinued operations of FMC Health and Nutrition, net of income taxes, before divestiture related costs and adjustments										145.4	49.8	57.3
Separation-related costs of discontinued operations of FMC Lithium, net of income taxes										(28.1)	0.0	0.0
Discontinued operations of FMC Lithium, net of income taxes										117.3	49.8	57.3
Less: Discontinued operations of FMC Lithium attributable to noncontrolling interests										3.2	0.0	0.0
Discontinued operations, net of income taxes, attributable to FMC Stockholders										114.1	49.8	57.3
Restructuring and other charges (income)										2.5	8.2	0.8
Pension settlement charges (income)										4.3	34.5	(0.4)
Discontinued Operations, Held-for-sale or Disposed of by Sale | Discontinued operations of FMC Health and Nutrition, net of income tax benefit (expense) of ($7.1), ($180.1) and ($43.8), respectively
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenue										3.8	562.9	743.5
Costs of sales and services										4.0	370.5	474.9
Income (loss) from discontinued operations before income taxes										2.0	113.7	158.5
Provision for income taxes										3.8	9.7	43.8
Total discontinued operations of FMC Health and Nutrition, net of income taxes, before divestiture related costs and adjustments										(1.8)	104.0	114.7
Gain on sale of FMC Health and Nutrition, net of income taxes	$ 727.0									0.0	727.1	0.0
Adjustment to gain on sale of FMC Health and Nutrition, net of income taxes										7.8	0.0	0.0
Adjustment to FMC Health and Nutrition Omega-3 net assets held for sale, net of income taxes										0.0	(147.8)	0.0
Discontinued operations, net of income taxes, attributable to FMC Stockholders										6.0	683.3	114.7
Impairment charge, net of tax										$ 0.0	147.8	0.0
Discontinued Operations, Held-for-sale | Discontinued operations of FMC Health and Nutrition, net of income tax benefit (expense) of ($7.1), ($180.1) and ($43.8), respectively
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Adjustment to FMC Health and Nutrition Omega-3 net assets held for sale, net of income taxes											(148.0)
Allocated interest expense											16.6	19.8
Restructuring and other charges (income)											8.1	$ 12.3
Pension curtailment charge											3.9
Divestiture related costs							27.9
Incremental tax cost							$ 14.7
Impairment charge											168.0
Impairment charge, net of tax											$ 148.0